Basis of presentation	12 Months Ended
Dec. 31, 2019
Basis Of Presentation [Abstract]
Basis of presentation [Text Block]

2. Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with the International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). The accounting policies, methods of computation and presentation applied in these consolidated financial statements are consistent with those of the previous financial year, except for the adoption of new accounting standards as further described in Note 3.

The Board of Directors approved the audited consolidated financial statements for issue on February 19, 2020.